Note 22 - Provisions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member]
Statement Line Items [Line Items]
Major assumptions made concerning future events, other provisions, discount rate	0.64%	0.86%
Major assumptions made concerning future events, other Provisions, inflation rate	0.00%	0.00%
Other provisions, undiscounted cash flows	$ 3,354	$ 3,159	$ 3,006
Provision for decommissioning, restoration and rehabilitation costs for Eersteling mine [member]
Statement Line Items [Line Items]
Other provisions, undiscounted cash flows	$ 669	$ 571